CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2019
Convertible Notes Tables Abstract
Carrying value of the convertible note
In Thousands of US Dollars
Description	2019	2018	2017
Balance, beginning of the period	$-	$-	$931
Accretion expense	-	-	139
Debt conversion	-	-	(1,070)
Balance, end of the period	$-	$-	$-